Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2022	June 30, 2023
	RMB	RMB	US$
Salary and welfare payable	1,740	9,312	1,283
Accrued expenses (1)	5,762	9,057	1,249
Payable for property and equipment	—	2,301	318
Other payables	33	4,089	564
Total	7,535	24,759	3,414

(1):	the accrued expenses mainly consist of accrued professional fees.